Organization and Nature of Business - Details of Subsidiaries of Company and Principal Business Activities (Details)	Jun. 30, 2021
USCNHK
% of Ownership	100.00%
Euroasia
% of Ownership	100.00%
USCNHK | Lishui Tantech
% of Ownership	100.00%
Euroasia | Euroasia New Energy
% of Ownership	100.00%
Euroasia | Jiamu
% of Ownership	100.00%
Jiamu | Wangbo
% of Ownership	100.00%
Jiamu | Jiyi
% of Ownership	100.00%
Wangbo | Shangchi Automobile
% of Ownership	51.00%
Jiyi | Shangchi Automobile
% of Ownership	19.00%
Shangchi Automobile | Shenzhen Yimao
% of Ownership	100.00%
Lishui Tantech | Lishui Xincai
% of Ownership	100.00%
Lishui Tantech | Zhejiang Shangchi
% of Ownership	100.00%
Lishui Tantech | Lishui Smart
% of Ownership	100.00%
Lishui Xincai | Tantech Charcoal
% of Ownership	100.00%
Lishui Xincai | Jikang Energy
% of Ownership	100.00%
Lishui Xincai | Tanbo Tech
% of Ownership	100.00%
Jikang Energy | Tantech Bamboo
% of Ownership	100.00%